Reserves For Losses (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	$ (162)	$ (112)	$ (158)
Card Member loans - other	(148)	(115)	(104)
Allowance for Card Member Receivables, Recoveries of Bad Debts	402	383	349
Allowance for Card Member Loans, Recoveries of Bad Debts	452	493	578
Allowance for Card Member Receivables, Recoveries of Bad Debts - TDR	12	87	82
Allowance for Card Member Loans, Recoveries of Bad Debts - TDR	(1)	25	29
Unauthorized Transactions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	(160)	(141)	(161)
Card Member loans - other	(130)	(116)	(103)
Foreign Currency Translation Adjustments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	(4)	2	(2)
Card Member loans - other	(12)	7	(2)
Card Member Bankruptcy Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other		18
Card Member loans - other		4
Other Items [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Card Member receivables reserves for losses - other	2	9	5
Card Member loans - other	$ (6)	$ (10)	$ 1